ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Carrying Amounts of Assets and Liabilities) (Details) (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts Receivable, Current	$ 21,810	$ 33,276	$ 31,127	$ 34,366
Allowance for Doubtful Accounts Receivable	21,810	33,276
PRC Domestic Entities
Allowance for Doubtful Accounts Receivable, Current	$ 10,978	$ 12,913